BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Fair market value of the considerations
	Shares	FMV
Closing Consideration Shares	12,947,657	$2,071,625
ANDA Consideration Shares	12,947,655	1,657,300
Total	25,895,312	$3,728,925

Aggregate purchase price consideration

Cash consideration	$300,000
Fair value of future earn out payments	330,000
Total	$630,000

Cash consideration	$43,124
Fair value of common stock issued at closing	2,071,625
Fair value of ANDA consideration shares	1,657,300
Fair value of future earn out payments	1,205,000
Total	$4,977,049

Fair value of assets acquired and liabilities assumed

	Fair Value	Useful Life
Website	$171,788	5 years
Trade name	50,274	10 years
Non-competition covenant	3,230	3 years
Customer list	1,500	1 year
Total	$226,792

Cash	$43,124
Prepaid expense	25,907
Total tangible assets	69,031

Product rights and related manufacturing agreement	4,681,000
Trademarks	150,000
Total identifiable intangible assets	4,831,000

Goodwill	120,143
Total acquired assets	5,020,174

Other current liabilities	(43,125)
Total assumed liabilities	(43,125)

Acquired assets net of assumed liabilities	$4,977,049

Pro forma information

	Year Ended December 31, 2016		Year Ended December 31, 2015
	As Reported	Pro Forma (unaudited)	As Reported	Pro Forma (unaudited)
Net revenue	$4,818,603	$4,868,241	$735,717	$2,947,694
Net loss	$(13,701,154)	$(13,700,702)	$(4,202,628)	$(3,901,770)
Net loss per share of common stock – basic and diluted	$(0.15)	$(0.15)	$(0.08)	$(0.07)
Weighted average number of shares outstanding – basic and diluted	94,106,382	94,106,382	52,517,530	52,517,530

	Year Ended December 31, 2015
	As Reported	Pro Forma (unaudited)
Net revenues	$735,717	$735,717
Net loss	$(4,202,628)	$(4,578,521)
Net loss per share of common stock – basic and diluted	$(0.08)	$(0.09)
Weighted average number of shares outstanding – basic and diluted	52,517,530	53,794,559